Accrued liabilities and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Rebates payable to customers	$ 1,236	$ 2,260
VAT and other taxes payable	4,440	3,440
Security deposit received from customers	510	610
Accrued employee benefits	8,968	4,756
Accrued professional fees	5,951	3,662
Accrued marketing and hosting expense	2,939	2,486
Consideration payable	3,376
Others	1,911	2,723
Accrued liabilities and other current liabilities	29,331	19,937
Non-current
Deferred other income	375	449
Advance from a former non-controlling interest	4,521
Accrued liabilities and other non current liabilities	$ 4,896	$ 449